Shareholders' equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Nov. 25, 2020 $ / shares shares	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($) $ / shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥) Vote shares	Dec. 31, 2023 USD ($) Vote shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 08, 2021 USD ($)	Jan. 11, 2021 $ / shares	Sep. 25, 2020 $ / shares shares	Jan. 02, 2018 $ / shares shares
Shareholders' equity
Ordinary shares, shares issued	143,681,557				1,570,790,570					1,570,790,570		1,570,790,570			2	1
Ordinary share, par value | $ / shares	$ 0.0001									$ 0.00001	$ 0.00001			$ 0.00001	$ 0.0001	$ 0.0001
Ordinary share par or stated value before shares split | $ / shares										$ 0.0001
Conversion ratio of Class B ordinary shares to Class A ordinary share					1	1
Number of shares issued	143,681,555
Proceeds from issuance of ordinary share upon IPO, net of issuance costs				$ 1,553,000				¥ 10,042,422	[1]
Authorized amount per share repurchase program | $													$ 500,000
Share repurchase (in shares)					95,700,000	95,700,000
Share repurchase | ¥					¥ 996,628		¥ 500,370	¥ 127,516
Amount of capped call options purchased | $						$ 100,600
Minimum percentage of general reserve fund					10.00%	10.00%
Maximum percentage of general reserve fund					50.00%	50.00%
Net assets restricted					¥ 71,724					$ 10,102		¥ 73,571
Proceeds from sale of treasury stock					209,500	$ 29,500
Treasury stock reissued					199,500	$ 27,900
Dividend | ¥					¥ 93,265
Ordinary shares
Shareholders' equity
Dividends Payable | $ / shares			$ 0.01
Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued					1,262,075,580					1,262,075,580
Number of votes entitled for each share | Vote					1	1
Class A ordinary shares | IPO
Shareholders' equity
Number of shares issued				133,975,000
Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued					308,714,990					308,714,990
Number of votes entitled for each share | Vote					10	10
Converted ordinary shares issued					0					0		309,456,800
ADS
Shareholders' equity
Share repurchase (in shares)					95,700,000	95,700,000
Share repurchase | $						$ 188,500
Dividend		¥ 93,265	$ 13,035
ADS | IPO
Shareholders' equity
Number of shares issued				133,975,000

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer